Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	11.33
Maximum Aggregate Offering Price	$ 11,330,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,564.67
Offering Note	This Registration Statement covers an additional 1,000,000 shares of common stock of the Registrant authorized to be offered and sold under the Company’s 2023 Stock Incentive Plan, as amended effective June 17, 2026. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers an indeterminate number of additional shares of the Registrant’s common stock that may be issuable as a result of stock splits, stock dividends, or similar transactions. The Proposed Maximum Offering Price is estimated in accordance with Rule 457(c) and (h) of the Securities Act based on the average of the high and low price of the Registrant’s common stock as reported on the New York Stock Exchange on August 28, 2026.